Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 877,000
Previously Paid Amount	0.00
Total Fee Amount	121.11
Total Offset Amount	0.00
Net Fee	121.11
Narrative - Max Aggregate Offering Price	$ 877,000
Final Prospectus	true